Property and equipment, net	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Property and equipment, net	Property and equipment, net
Property and equipment consist of the following:

	December 31,
	2021	2022

Computers and peripheral equipment	$4,922	$6,443
Office furniture and equipment	1,344	2,205
Electronic equipment	228	225
Leasehold improvements	4,434	25,236
Capitalized internal-use software costs	5,370	8,289
Total property and equipment	16,298	42,398
Less: accumulated depreciation and amortization	(9,942)	(10,575)
Total property and equipment, net	$6,356	$31,823

Depreciation and amortization expenses amounted to $1,982, $2,567 and $6,011 for the years ended December 31, 2020, 2021 and 2022, respectively. Depreciation and amortization expenses for the years ended December 31, 2021 and 2022 include $455 and $2,357 of depreciation expenses for leasehold improvements, office furniture and equipment and electronic equipment that were disposed in connection with the Company’s move to its new headquarters in Israel.